Equity Capital Structure, 2021 Third Registered Direct Equity Offering (Details)			3 Months Ended	6 Months Ended
	Apr. 07, 2021 USD ($) $ / shares	Apr. 05, 2021 shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common stock and warrants | $				$ 262,516,826	$ 20,671,500
2021 Third Private Placement Warrants [Member]
Equity Capital Structure [Abstract]
Number of securities called by warrants (in shares) | shares		19,230,770
Term of warrant			5 years	5 years
Warrant exercise price (in dollars per share) | $ / shares	$ 6.50
Warrants exercised (in shares) | shares			0
Warrants outstanding (in shares) | shares			19,230,770	19,230,770
Fair value of warrants | $			$ 106,600,000	$ 106,600,000
Percentage increase in volatility causing increase in fair value of warrants				5.00%
Percentage increase in fair value of warrants due to increase in volatility				0.70%
2021 Third Private Placement Warrants [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input - Volatility			2.017	2.017
2021 Third Registered Direct Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares		19,230,770
Gross proceeds from issuance of common stock and warrants | $	$ 125,000,000.0
Net proceeds from issuance of common stock and warrants | $	$ 116,300,000